RISK MANAGEMENT - Capital management (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Regulatory Capital and Capital Adequacy Ratios
Primary capital (Tier I)	$ 25,513,812	$ 20,824,348
Secondary capital (Tier II)	7,635,894	6,494,242
Technical capital deductions	14,599	14,231
Technical capital	33,135,107	27,304,359
Risk-weighted assets (RWA)	189,235,497	161,376,984
Market Risk	8,685,251	8,570,279
Operational Risk	16,035,309	15,268,313
Leverage level	$ 304,076,581	$ 264,425,656
Leverage level to RWA and others	8.39%	7.88%
Primary capital to RWA (Tier I)	11.92%	11.24%
Combined capital buffers	7.42%	6.74%
Secondary capital to RWA (Tier II)	11.92%	11.24%
Technical capital to RWA	15.49%	14.74%